Cover	Jan. 29, 2021	Nov. 05, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Feb. 04, 2021
Entity Registrant Name		IMMERSION CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38334
Entity Tax Identification Number		94-3180138
Entity Address, Address Line One		330 Townsend Street, Suite 234
Entity Address, City or Town		San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94107
City Area Code		408
Local Phone Number		467-1900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		IMMR
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001058811
Amendment Flag		false